Borrowed funds (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 5,000,000
FHLB advances	47,000,000	31,770,773
Borrowed Funds	$ 52,000,000	$ 36,770,773